Subsequent Events	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Subsequent Events
Subsequent Events

Note 19: Subsequent Events

As disclosed in Note 9, on April 21, 2023, the Company executed an amendment to its Credit Facility with Bank of America and obtained a waiver of specified events of default and release related to the non-compliance with the Fixed Charge Coverage Ratio for the twelve trailing months ended November 30, 2022, and December 31, 2022, January 31, 2023 and February 28, 2023. This amendment also establishes new covenant requirements and minimum EBITDA measurements at the end of each calendar month date until December 31, 2023.

Note 16: Subsequent Events

On July 1, 2022, the company completed the acquisition of a toys and collectibles distribution company for an aggregated purchase price of approximately $9.2 million. Due to the limited amount of time since this acquisition, the initial purchase accounting for it is incomplete.

Subsequent events have been evaluated through October 17, 2022, the date these financial statements were available to be issued, except for the effects of the Merger described in Note 1, as to which the date is June 6, 2023.